Audit fees - Summary of audit and non-audit services (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fees of Group's auditor
Audit fees	€ 33	€ 29	€ 27
Audit related fees	4	1
Total	€ 37	€ 30	€ 27